Intangible assets and goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill beginning of the period	$ 1,201,244	$ 1,208,390
Business acquisitions (note 3)	123,751	5,535
Foreign exchange	(4,416)	(12,681)
Goodwill end of the period	$ 1,320,579	$ 1,201,244